CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Dividend to non controlling interest tax portion	¥ 1,500
Payment for acquisition, net of cash acquired	¥ 166,193